EMPLOYEE BENEFITS (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cost of service	R$ 1,244	R$ 1,509	R$ 1,152
Interest cost	345,681	298,872	347,297
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
IfrsStatementLineItems [Line Items]
Present value of obligations at the beginning of the year	2,904,023	3,329,075	3,117,307
Cost of service	1,244	1,509	1,152
Interest cost	345,681	298,872	347,297
Participant contributions made in the year	1,178	1,348	1,404
Benefits paid	(343,403)	(334,094)	(324,750)
Actuarial loss/(gain)	(20,282)	(392,687)	186,665
Present value of obligations at the end of the year	R$ 2,888,441	R$ 2,904,023	R$ 3,329,075